OTHER FINANCIAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Restrictions on Cash and Cash Equivalents [Table Text Block]
For purposes of the 2017 statement of cash flows, cash, cash equivalents and restricted cash as of September 30, 2017 and December 31, 2016, are as follows (in thousands):

	2017	2016
Cash and cash equivalents	$6,862	$9,385
Restricted cash:
Control accounts under Credit Facility	8,294	18,263
Corporate credit card debts and other	433	589

Total cash, cash equivalents and restricted cash	$15,589	$28,237

For purposes of the statement of cash flows, as of December 31, 2014, 2015 and 2016 cash, cash equivalents and restricted cash are as follows (in thousands):

	2014	2015	2016
Cash and cash equivalents	$13,758	$12,457	$9,385
Restricted cash:
Control accounts under Credit Facility	—	—	18,263
Corporate credit card debts and other	102	102	589

Total cash, cash equivalents and restricted cash	$13,860	$12,559	$28,237

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Activity in the allowance for doubtful accounts is set forth below for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	2014	2015	2016
Allowance, beginning of year	$—	$115	$115
Provisions	186	55	57
Write offs, net of recoveries	(71)	(55)	(136)

Allowance, end of year	$115	$115	$36

Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
As of December 31, 2015 and 2016, prepaid expenses and other current assets consist of the following (in thousands):

	2015	2016
Prepaid expenses and deposits	$4,298	$4,500
Foreign tax refunds receivable	238	483
Prepaid loan agent and service fees	—	218
Other	541	547

Total	$5,077	$5,748

Property, Plant and Equipment [Table Text Block]
As of December 31, 2015 and 2016, property and equipment consisted of the following (in thousands):

	2015	2016
Computer equipment	$4,942	$6,033
Furniture and fixtures	2,078	2,406
Capitalized software costs	508	433
Leasehold improvements	605	739
Construction-in-progress	255	297
Total property and equipment	8,388	9,908
Less accumulated depreciation	(4,255)	(5,349)

Property and equipment, net	$4,133	$4,559

Schedule of Accrued Liabilities [Table Text Block]
As of December 31, 2015 and 2016, accrued expenses consist of the following (in thousands):

	2015	2016
Accrued compensation and benefits:
Bonuses and commissions	$6,754	$11,015
Salaries and benefits	5,568	7,289
Accrued sales and other taxes	4,845	8,411
Accrued professional fees	5,935	7,184
Current maturities of capital lease obligations	531	802
Income taxes payable	492	433
Other accrued expenses	2,027	1,516

Total accrued expenses	$26,152	$36,650

Schedule of Other Nonoperating Expense, by Component [Table Text Block]
For the years ended December 31, 2014, 2015 and 2016, other expense, net consists of the following (in thousands):

	2014	2015	2016
Interest income	$8	$11	$27
Other expenses	(4)	(50)	(90)
Foreign currency transaction losses	(847)	(1,065)	(1,724)

Total other expense, net	$(843)	$(1,104)	$(1,787)